Cash and bank balances - Summary Of Bank Balances Other Than Cash And Cash Equivalents Explanatory (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Less: amount disclosed under financial assets (others) (refer note 9)	₨ (2,999)	₨ (142)
Balances with banks	26,506	31,203
Gross carrying amount
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	29,505	31,345
Not later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	26,506	31,203
Later than one year
Bank Balances Other Than Cash And Cash Equivalents [Abstract]
Balances with banks	₨ 2,999	₨ 142